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CONNECTICUT
DAILY TAX FREE                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                (212) 830-5200

===============================================================================


Dear Shareholder:



We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 1997 through July 31, 1997.


The Fund had net assets of $132,670,875 and 530 active shareholders as of July 31, 1997.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

\S\Steven W. Duff


Steven W. Duff
President

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


-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 1997
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------

Other Tax Exempt Investments (17.82%)
-----------------------------------------------------------------------------------------------------------------------------------

$   1,650,000  City of Norwich, CT BAN (c)                                    11/18/97     3.52%   $ 1,650,130
    3,300,000  Darien, CT BAN (c)                                             10/15/97     3.52      3,300,261
    3,100,000  Milford, CT BAN (c)                                            11/13/97     3.58      3,100,248
    5,000,000  North Haven, CT BAN (c)                                        09/04/97     3.62      5,001,431
    1,350,000  Redding, CT BAN (c)                                            10/23/97     3.34      1,350,117
    1,221,000  Redding, CT BAN (c)                                            10/23/97     3.67      1,221,883
    3,000,000  Town of Fairfield, CT GO BAN (c)                               01/14/98     3.31      3,005,267
    5,000,000  Wilton, CT BAN (c)                                             07/21/98     3.65      5,006,711
  -----------                                                                                      -----------
   23,621,000  Total Other Tax Exempt Investments                                                   23,636,048
  -----------                                                                                      -----------


Other Variable Rate Demand Instruments (b) (55.64%)
-----------------------------------------------------------------------------------------------------------------------------------
$   3,500,000  Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997A
               LOC Kredietbank                                                03/01/17     3.50%   $ 3,500,000      VMIG-1
    1,000,000  Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997B
               LOC Royal Bank of Canada                                       03/01/17     3.50      1,000,000      VMIG-1
    5,100,000  Connecticut Development Authority
               (Exeter Energy Project) - Series 1989B
               LOC Sanwa Bank, Ltd.                                           12/01/19     3.70      5,100,000                A1
    5,000,000  Connecticut Development Authority PCRB (c)
               (CT Light & Power Company Project) - Series 1996A
               AMBAC Insured                                                  05/01/31     3.55      5,000,000
    5,000,000  Connecticut HEFA
               (Edgeville Life Center, Greenwich, CT) - Series B
               LOC Banque Paribas                                             07/01/04     3.85      5,000,000      VMIG-1
    5,500,000  Connecticut HFA Housing Mortgage Finance Program (c)
               AMBAC Insured                                                  05/15/18     3.60      5,500,000
    5,200,000  Connecticut PCR Refunding Bond
               (CT Light & Power Company Project)
               LOC Union Bank of Switzerland                                  09/01/28     3.55      5,200,000      VMIG-1   A1+
   12,900,000  Connecticut State Development Authority
               (CT Light & Power Company Project) - Series 1993A
               LOC Deutsche Bank A.G.                                         09/01/28     3.60     12,900,000      VMIG-1   A1+



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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------

Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   3,770,000  Connecticut State Development Authority
               (Corporation for Independent Living Project)
               LOC Chase Manhattan Bank, N.A.                                 07/01/15     3.50%    $ 3,770,000     VMIG-1
    1,200,000  Connecticut State Development Authority IDRB
               (Columbia Diamond Ring)
               LOC Barclays Bank PLC                                          09/01/08     4.50       1,200,000     P1        A1+
    6,000,000  Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.                            12/01/14     3.70       6,000,000               A1+
   1,100,000   Connecticut State Development Authority IDRB
               (Vitta Corporation Project)
               LOC Barclays Bank PLC                                          09/01/09     4.50       1,100,000     P1        A1+
   13,145,000  Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                           12/01/10     3.55      13,145,000     VMIG-1    A1+
    3,000,000  Societe Generale #43 (c)
               (Puerto Rico Electric Power Authority) - Series AA
               MBIA Insured                                                   07/01/22     3.55       3,000,000
    2,400,000  State of Connecticut HEFA - Series A
               LOC Credit Locale De France                                    07/01/24     3.35       2,400,000     VMIG-1
-------------                                                                                      -----------
   73,815,000  Total Other Variable Rate Demand Instruments                                         73,815,000
-------------                                                                                      -----------


Put Bonds (d) (11.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,400,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
               FGIC Insured                                                   06/01/98     3.80%    $ 1,400,000     VMIG-1    A1+
    3,655,000  Connecticut State RRA Bond
               (Wallingford Resource Recovery) - Series 1986
               LOC National Westminster Bank PLC                              11/15/97     3.80       3,655,000     VMIG-1    A1+
    5,000,000  Connecticut State Special Assessment Unemployment
               Compensation Advance Fund RB - Series 93C
               FGIC Insured                                                   07/01/98     3.90       5,000,000     VMIG-1    A1+
    4,860,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                         09/01/97     3.80       4,860,000     VMIG-1    A1+
-------------                                                                                       -----------
   14,915,000  Total Put Bonds                                                                       14,915,000
-------------                                                                                       -----------

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                       See Notes to Financial Statements

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 1997
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------

Revenue Bond (4.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$   3,750,000  Puerto Rico Aqueduct & Sewer Authority RB (c)
               Collateralized By U.S. Government Securities                   07/01/98     3.49%    $ 3,959,956
    1,750,000  Puerto Rico University RB Series L Pre-Refunded Bond (c)
               Collateralized By U.S. Government Securities                   06/01/98     3.71       1,786,635
-------------                                                                                       -----------
    5,500,000  Total Revenue Bond                                                                     5,746,591
-------------                                                                                       -----------


Tax Exempt Commercial Paper (12.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Connecticut HEFA (Yale University) - Series L                  08/20/97     3.60%    $10,000,000     VMIG-1    A1+
      935,000  Connecticut Housing Authority Program - Series 1989D           08/15/97     3.65         935,000     VMIG-1    A1+
    3,400,000  Connecticut Municipal Electric Energy Co-operative
               Power Supply System RB 1995 - Series A
               LOC Fleet National Bank                                        10/29/97     3.65       3,400,000     P1        A1
    2,000,000  Connecticut Municipal Electric Energy Co-operative
               Power Supply System RB 1995 - Series A
               LOC Fleet National Bank                                        08/07/97     3.40       2,000,000     P1        A1
-------------                                                                                       -----------
   16,335,000  Total Tax Exempt Commercial Paper                                                     16,335,000
-------------                                                                                       -----------

Variable Rate Demand Instruments - Participations (b) (.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$     769,737  Connecticut State Development Authority IDRB
               (Nefco Holding)
               LOC Chase Manhattan Bank, N.A.                                 11/01/00     5.53%    $   769,737     P1        A1
-------------                                                                                       -----------
      769,737  Total Variable Rate Demand Instruments - Participations                                  769,737
-------------                                                                                       -----------
               Total Investments (101.92%) (Cost $135,217,376+)                                     135,217,376
               Liabilities in Excess of Cash and Other Assets (-1.92%)                             (  2,546,501)
                                                                                                    -----------
               Net Assets (100.00%)                                                                $132,670,875
                                                                                                   ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 132,667,774 Shares outstanding (Note 3)                             $       1.00
                                                                                                    ===========
               Class B Shares,      29,309 Shares outstanding (Note 3)                             $       1.00
                                                                                                    ===========

               +  Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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===============================================================================
FOOTNOTES:



(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.


(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.


(d)   The maturity date indicated is the next put date.


KEY:
      BAN      =   Bond Anticipation Note                      PCFA      =   Pollution Control Finance Authority
      GO       =   General Obligation                          PCR       =   Pollution Control Revenue
      HEFA     =   Health and Education Facilities Authority   PCRB      =   Pollution Control Revenue Bond
      HFA      =   Housing Finance Authority                   RB        =   Revenue Bond
      IDRB     =   Industrial Development Revenue Bond         RRA       =   Resource Recovery Authority
      LOC      =   Letter of Credit



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 1997
(UNAUDITED)

===============================================================================



INVESTMENT INCOME

Income:
  Interest.......................................................................     $         2,302,654
                                                                                       ------------------
Expenses: (Note 2)
   Investment management fee.....................................................                 194,346
   Administration fee............................................................                 136,042
   Shareholder servicing fee.....................................................                 129,505
   Custodian expenses............................................................                   3,227
   Shareholder servicing and related shareholder expenses........................                  69,930
   Legal, compliance and filing fees.............................................                   6,828
   Audit and accounting..........................................................                  16,983
   Directors' fees...............................................................                   7,500
   Other.........................................................................                   1,565
                                                                                       ------------------
       Total expenses............................................................                 565,926
       Less:
         Expenses paid indirectly................................................     (               462)
                                                                                       ------------------
              Net expenses.......................................................                 565,464
                                                                                       ------------------
   Net investment income.........................................................               1,737,190


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..........................................     (               993)
                                                                                       ------------------
Increase in net assets from operations...........................................     $         1,736,197
                                                                                       ==================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
===============================================================================



                                                                             Six Months              Year
                                                                                Ended                Ended
                                                                            July 31, 1997       January 31, 1997
                                                                            -------------       ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................             $      1,737,190    $     3,081,325

     Net realized gain (loss) on investments....................             (            993)   (         7,566)
                                                                              ---------------     --------------

Increase (decrease) in net assets from operations...............                    1,736,197          3,073,759

Dividends to shareholders from net investment income:
     Class A....................................................             (      1,736,330)*  (     3,081,273)*
     Class B....................................................             (            860)*  (            52)*
Capital share transactions (Note 3):
     Class A....................................................             (      3,963,541)        30,787,660
     Class B....................................................                       22,482              6,827
                                                                              ---------------     --------------
     Total increase (decrease)..................................             (      3,942,052)        30,786,921
Net assets:
     Beginning of period........................................                  136,612,927        105,826,006
                                                                              ---------------       ------------
     End of period..............................................             $    132,670,875    $   136,612,927
                                                                               ===============    ==============


* Designated as exempt-interest dividends for federal income tax purposes.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================

1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax-exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


a) Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Federal Income Taxes -
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c) Dividends and  Distributions-
Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

d) Use of  Estimates -
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

e) General-
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other  Transactions  with  Affiliates.

Under the InvestmentManagement Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


===============================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $33,067 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $462.

3.  Capital Stock.

At July 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $132,678,773. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                              Ended                              Ended
-------                                          July 31, 1997                    January 31, 1997
                                                 -------------                    ----------------
Sold...................................           123,975,216                      238,155,043
Issued on reinvestment of dividends....             1,753,881                        2,976,919
Redeemed...............................          (129,692,638)                    (210,344,302)
                                                 ------------                     ------------
Net increase (decrease)................          (  3,963,541)                      30,787,660
                                                 ============                     ============
                                                  Six Months                      October 10, 1996
Class B                                              Ended                   (Commencement of Offering)
-------                                          July 31, 1997                  to January  31, 1997
                                                 -------------                  --------------------
Sold...................................             1,914,106                            6,886
Issued on reinvestment of dividends....                   308                               42
Redeemed...............................          (  1,891,932)                      (      101)
                                                 -------------                      ----------
Net increase (decrease)................                22,482                            6,827
                                                 ============                       ==========

4. Sales of Securities.

Accumulated undistributed realized losses at July 31, 1997 amounted to $7,898. Of this amount $6,905 represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2005.

5. Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 55% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================


6. Financial Highlights.
                                                 Six Months                           Year Ended January  31,
Class A                                             Ended           ---------------------------------------------------------------
-------                                          July 31, 1997       1997         1996          1995          1994         1993
                                                 -------------      ------       ------        ------        ------       ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....          $  1.00            $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                   -------            ------       -------       -------       -------      -------
Income from investment operations:
    Net investment income...............             0.013             0.026        0.030         0.023         0.017        0.021
Less distributions:
    Dividends from net investment income            (0.013)          ( 0.026)     ( 0.030)      ( 0.023)      ( 0.017)     ( 0.021)
                                                     -----           ------        ------       -------       -------       -------
Net asset value, end of period..........          $  1.00            $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                   =======           =======      =======       =======       =======       ======
Total Return............................             2.72%*            2.59%        3.02%         2.29%         1.70%        2.12%
Ratios/Supplemental Data
Net assets, end of period (000).........          $132,642          $136,606     $105,826       $81,801      $120,551     $129,297
Ratios to average net assets:
    Expenses............................             0.87%*            0.91%        0.91%         0.88%         0.87%        0.86%
    Net investment income...............             2.68%*            2.56%        2.96%         2.25%         1.68%        2.14%
    Management and Administration fees waived         --                --          0.03%          --            --          0.06%
    Expenses paid indirectly............              --               0.02%         --            --            --           --



                                                 Six Months                        October 10, 1996
Class B                                             Ended                     (Commencement of Offering) to
-------                                          July 31, 1997                       January 31, 1997
                                                 -------------                       ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....          $  1.00                             $  1.00
                                                  --------                            --------
Income from investment operations:
    Net investment income...............             0.014                               0.009
Less distributions:
    Dividends from net investment income            (0.014)                           (  0.009)
                                                  --------                            --------
Net asset value, end of period..........          $  1.00                             $  1.00
                                                  ========                            ========
Total Return............................             2.93%*                              2.83%*
Ratios/Supplemental Data
Net assets, end of period (000).........          $    29                             $      7
Ratios to average net assets:
    Expenses............................             0.67%*                              0.70%*
    Net investment income...............             2.95%*                              2.80%*
    Expenses paid indirectly............              --                                 0.02%

*  Annualized

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.






                               Semi-Annual Report
                                  July 31, 1997
                                   (Unaudited)


-------------------------------------------------------------------------------